Other Equity - Summary of Financial Information Relating to Subsidiaries with Non-controlling Interests (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of significant subsidiaries [line items]
Current assets	$ 26,693	$ 21,471
Non-current assets	82,234	84,262
Current liabilities	(16,403)	(14,824)
Non-current liabilities	(36,919)	(38,734)
Net assets	55,605	52,175
Net assets attributable to NCI	4,341	4,310
Revenue	60,817	42,931	$ 44,288
Profit after taxation	13,451	8,736	9,185
Other comprehensive income	59	(69)	(25)
Total comprehensive income	13,510	8,667	9,160
Profit after taxation attributable to NCI	2,147	780	879
Net operating cash flow	27,234	15,706	17,871
Net investing cash flow	(7,845)	(7,616)	2,607
Net financing cash flow	$ (17,922)	$ (9,752)	$ (20,528)
Minera Escondida Limitada [member]
Disclosure of significant subsidiaries [line items]
Group share (per cent)	57.50%	57.50%
Current assets	$ 2,996	$ 2,432
Non-current assets	11,867	12,121
Current liabilities	(1,912)	(1,614)
Non-current liabilities	(4,733)	(4,613)
Net assets	8,218	8,326
Net assets attributable to NCI	3,493	3,539
Revenue	9,470	6,719
Profit after taxation	3,605	1,088
Other comprehensive income	27	(27)
Total comprehensive income	3,632	1,061
Profit after taxation attributable to NCI	1,532	462
Other comprehensive income attributable to NCI	11	(11)
Net operating cash flow	5,007	2,637
Net investing cash flow	(655)	(919)
Net financing cash flow	(4,001)	(1,920)
Dividends paid to NCI	1,590	757
Other individually immaterial subsidiaries [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	848	771
Profit after taxation attributable to NCI	615	318
Dividends paid to NCI	537	286
Subsidiaries with material non-controlling interests [member]
Disclosure of significant subsidiaries [line items]
Net assets attributable to NCI	4,341	4,310
Profit after taxation attributable to NCI	2,147	780
Other comprehensive income attributable to NCI	11	(11)
Dividends paid to NCI	$ 2,127	$ 1,043